UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-5047

Tax-Free Fund of Colorado
(Exact name of Registrant as specified in charter)

   380 Madison Avenue
New York, New York 10017
(Address of principal executive offices)  (Zip code)

  Joseph P. DiMaggio
  380 Madison Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:(212) 697-6666

Date of fiscal year end: 12/31/12

Date of reporting period: 12/31/12

FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

Annual Report
December 31, 2012

TAX-FREE FUND OF COLORADO A tax-free income investment

Serving Colorado Investors For Over 25 Years Tax-Free Fund of Colorado “Sticking To Basics”

February, 2013

Dear Fellow Shareholder:

Credit crunch – financial crisis – fiscal cliff – these are just some of the terms that have been in the media over the past year. It’s enough to make your head spin and your stomach turn.

While we certainly take note of the opinions in the press, Management of your Fund doesn’t unduly stress over them. Why? Because we stick to basics – emphasis on high quality securities, intermediate maturity and geographic diversification among projects and communities within Colorado. Add to this, local orientation, detailed research and top quality service providers, and we believe we have a formula that has served you, and our other shareholders, well over the years in your search for preservation of capital and tax-free income. And, we believe it will continue to serve you well in whatever economic environment prevails during 2013.

Investment Quality. No matter what the quality rating for a particular security may be, it will still be subject to market fluctuations – even in the calmest of markets. However, in general, the higher the quality rating of a municipal security, the greater and more reliable the cash flow there is for the municipality to cover interest and principal payments when due on the security. Exaggerated price changes that may occur in emotionally charged securities markets normally do not represent the ability of a municipal issuer to pay interest and principal in a timely manner on any particular security. It is the cash flow and solidness of the municipal issuer that count - and this is reflected in the quality level of the credit rating.

Thus, in accordance with your Fund’s prospectus, Tax-Free Fund of Colorado may only purchase investment grade securities – those rated within the top four credit ratings by a nationally-recognized statistical rating organization - or, if unrated, determined by your investment team to be of comparable quality. We have specifically designed your Fund this way since we believe there is no substitute for quality.

Intermediate Maturity. Through utilizing a blend of maturities – both shorter-term and longer-term – Tax-Free Fund of Colorado attempts to provide a satisfactory level of return without subjecting the share price to excessive swings as interest rates increase and decrease. We feel that this approach takes the best that each investment has to offer – gaining stability from the shorter-term maturities and higher yields from the longer-term maturities.

Diversification of the Portfolio. To the maximum extent possible, Tax-Free Fund of Colorado strives to invest in as many projects, and types of projects, as possible throughout the state. This is done not only to limit exposure in any particular situation, but also to enhance the quality of life throughout Colorado by financing worthy municipal projects.

NOT A PART OF THE ANNUAL REPORT

Local Orientation. To strengthen the fingers that Tax-Free Fund of Colorado keeps on the pulse of the communities it serves, we have intentionally structured your Fund’s Management to include several residents of Colorado. With this structure, we believe your Fund is more sensitive to the subtle nuances within Colorado.

Detailed Research. The research conducted prior to investing in a bond, and ongoing credit monitoring, make it possible to evaluate potential risks associated with an individual bond and the adequacy of the compensation provided for that risk. Simply put, we seek to evaluate whether, as a bond investor, your Fund is adequately compensated for the risk associated with lending to a particular issuer.

Top Quality Service Providers. We seek to ensure that highly qualified and knowledgeable organizations look after your investment on a day-to-day basis. The Manager, including its portfolio management team, shareholder servicing and transfer agent, custodian, fund accounting agent, security pricing services, distributor, legal counsel, and auditors were all very carefully chosen and, in our opinion, possess a high level of integrity and expertise.

So, when it appears that the world just might be coming apart at the seams, rest assured that Management of your Fund intends to continue to stick to some tried and true basics.

Sincerely,

Diana P. Herrmann, President

Consideration should be given to the risks of investing, including potential loss of value, market risk, interest rate risk, credit risk, and geographic concentration. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For certain investors, some dividends may be subject to Federal and state taxes, including the Alternative Minimum Tax (AMT).

NOT A PART OF THE ANNUAL REPORT

Serving Colorado Investors For Over 25 Years Tax-Free Fund of Colorado ANNUAL REPORT Management Discussion

2012 Review

The tone of the municipal bond market has improved over the past year as we have transitioned from a skeptical market with some investors selling bonds at any price to a market with improved demand due a greater understanding of the inherent value and risk characteristics of municipal bonds. Nevertheless, headline risk continues to influence bond prices. The theme has changed, however, from Chicken Little, with a much-quoted analyst’s dire warnings of a falling sky through widespread bond defaults which was unrealized, to Goldilocks, or perhaps more fittingly “Gridlocks,” as sequestration, the fiscal cliff, an election year and a challenging interest rate environment are all obstacles preventing the bond market from finding comfort.

The much reported and dramatically named fiscal cliff is a culmination of the expiration of the Bush tax cuts, temporary payroll tax cut and extended unemployment benefits all expiring while higher Medicare taxes and cuts to discretionary spending, agreed to in the Budget Control Act of 2011 (the “BCA”), take effect. The fiscal cliff was averted When the House of Representatives and Senate reached a last-minute compromise and the Federal Reserve indicated they may reevaluate quantitative easing if they see substantial improvements in the labor market.

The compromise in Congress to avoid the fiscal cliff consisted mostly of raising revenue through new taxes and postponement of most other fiscal decisions until February 2013. The result of the last minute maneuvers was a steepening of the U.S. Treasury curve with longer rates rising fairly significantly. We continue to remain cautious of bonds with a high degree of dependence on appropriations from the Federal Government. In our last commentary we expressed similar sentiment regarding the federal spending following the Treasury Department’s report that the debt limit of $14.29 trillion had been reached in May 2011.

The fiscal cliff also found its way into election year politics as market participants debated potential outcomes of Republican and Democratic platforms. Other election year issues impacting the market included potential tax reform and state and local credit related issues. Speculation leading up to the election proved substantially more disruptive than the result. Ultimately, election results were largely priced into the market by Election Day, resulting in a muted response. The Democratic presidency proved to be a positive event for the bond market as it affirmed status quo and provided assurance that current policies would be carried forward. However, status quo also raises concerns of gridlock at the federal level as we are again faced with Democratic control of the White House and Senate and Republican control of the House of Representatives. Gridlock is a concern from a credit perspective as the fiscal cliff approaches and decisive action is necessary to avoid disruption at the federal level. Should a resolution not materialize a downgrade of U.S. Treasury securities from Moody’s remains a possibility.

1 | Tax-Free Fund of Colorado

MANAGEMENT DISCUSSION (continued)

The aforementioned BCA requires the Director of the United States Office of Management and Budget to make certain spending cuts referred to as the “sequester.” As a part of the last minute compromise, the start of the sequester has been postponed ($1.2 trillion in automatic spending cuts over 10 years). The municipal bond market is most concerned about the impact these cuts pose to Build America Bonds, none of which are held by Tax-Free Fund of Colorado. The focus of the portfolio continues to be on high-grade credits supported by property taxes and essential service revenues. The abovementioned concerns reinforce the value of deep credit research and a disciplined approach to portfolio management.

In its third attempt to stimulate the U.S. Economy, the Federal Reserve (the “Fed”) implemented its third round of quantitative easing in September, often referred to as QE3. The Fed’s primary objective is to lower mortgage interest rates, through purchases of mortgage-backed securities by the Fed in monthly intervals of $40 billion, and, in turn, increase spending and hiring as a result of increased activity in the housing market QE3 has, however, also lowered short-term rates in general as the Fed has indicated it plans to maintain short-term interest rates at “exceptionally low levels” until mid-2015. As a result, Treasury rates remain close to historic lows with 2-year securities yielding 0.25% and 10 year bonds at 1.84%. Yields of highly-rated municipal bonds have also remained very low with 2-year AAA maturities at 0.33% and 10-year yields at 1.67% as of January 15, 2013. The unusual relationship of tax-exempt yields remaining equal to or higher than taxable interest rates on Treasury and agency securities has persisted due to the Fed’s intervention and uncertainty of the impact from potential changes to the tax code. This environment has forced investors seeking higher yields to add more risk to their portfolios by investing further out on the yield curve or increasing exposure to low-rated or nonrated sectors. We plan to keep our focus on maintaining high credit quality through proprietary research and local expertise. Our approach emphasizes in depth local credit research and seeks to identify lower-rated investment grade bonds, but with credit attributes we find attractive, and which may have the potential to outperform the market.

Through the Fed’s effort to stimulate the economy and a renewed interest in the value presented by municipal bonds, interest rates have been pushed to challengingly low levels over the past year. We have sought to continue our disciplined portfolio management approach with your Fund with a goal to reduce interest rate risk with shorter portfolio duration and manage credit risk through rigorous security analysis and surveillance.

The overall Colorado economy has continued to recover at a steady pace as measured by employment gains and improvements in the housing market. The Colorado Legislative Council reports that Colorado added an average of 4,400 jobs per month for the first 10 months of 2012. Since the bottom of the business cycle in January of 2010, Colorado has gained 100,900 jobs versus the 151,600 jobs lost during the recession. The state unemployment rate dropped to 7.6% in December compared to the U.S. rate of 7.8%. Employment sectors with the strongest growth were professional, scientific and technical services, arts and entertainment, and educational services. Sectors that lost jobs during the year were information, federal government employment, and transportation and utilities.

2 | Tax-Free Fund of Colorado

MANAGEMENT DISCUSSION (continued)

The Colorado Legislative Council further reports that the Metro Denver housing market has experienced a robust recovery during the past year as housing prices increased by 6-7%, foreclosure filings declined by 39%, and new building permits eclipsed the 15,000 mark for the first time since 2008. Furthermore, unsold inventory, which had been a drag on home prices in recent years, is reduced.

Economic activity in other parts of the state has been unbalanced. The Fort Collins/ Loveland/Greeley region showed strength in real estate, jobs and consumer spending and renewed interest in oil and gas activity. While the real estate market has stabilized, the Colorado Springs/Pueblo region continues to struggle with job growth and consumer spending. The eastern plains and southern mountain regions have been negatively impacted by the ongoing drought while the Grand Junction area has begun to recover from depressed levels of employment and housing values.

Total municipal bond issuance in Colorado improved remarkably from the exceptionally low levels of 2011. New issuance for 2012 exceeded $9 billion compared to $3.8 billion in 2011. Major issuers of the year were Denver Public Schools, Colorado Housing and Finance Authority, University of Colorado, Colorado Health Facilities, and Regional Transportation District. A significant development this year was voter approval of approximately $1 billion in public school bonds in November, marking a distinct change in voter attitude toward school finance from the previous 2 years where only select school bond initiatives passed at the ballot box. We believe more issuers will begin to request approval for capital projects delayed over the past few years due to voter reluctance to approve additional tax measures.

We continue to closely monitor the credit strength of investment grade Colorado issuers. Local governments and school districts continue to face significant budgetary challenges despite spending reductions and painful budget cuts. Some relief is, however, on the horizon with rising assessed property values and improving income and sales tax revenues as the economy continues its slow recovery. Colorado municipalities have a long history of relatively conservative financial practices and manageable debt levels that have allowed them to weather the storms of our sometimes volatile state economy. Our most important mission continues to be ensuring that the securities we own, and any that we consider for purchase, meet the stringent credit standards that we set to safeguard our shareholders.

We believe, over the course of the past year, our conservative approach has provided a steady share price. As of December 31, 2012, the average weighted maturity of the portfolio was 11.1 years, credit quality remained high at AA/A, and the average interest rate on our bonds was about 5%. We continued to hold securities purchased in previous years when interest rates were higher than the current environment. The total return for shareholders in our Class Y shares was 5.89%, as compared to the Barclays Capital Quality Intermediate Municipal Bond Index return of 3.84%, for the one year period ended December 31, 2012. For the year ended December 31, 2012, Class Y shares paid a dividend of $0.36 virtually all of which was double-exempt tax-free income to Colorado residents.

Factors that positively influenced the funds’ performance versus the index were 1.4 year longer modified duration, 0.5% higher weighted average coupon, Colorado bonds slight outperformance versus the national market, and the 6 year average call protection exceeded the index by about 1 year. Performance was inhibited by a lower exposure to BBB rated bonds as credit spreads narrowed during the year and by lower commitment to the hospital sector compared to the index.

3 | Tax-Free Fund of Colorado

MANAGEMENT DISCUSSION (continued)

2013 Strategy

Tax-Free Fund of Colorado has strived to maintain a consistent investment strategy emphasizing intermediate maturities, comprehensive credit analysis, and investment grade credit quality securities with the goal of providing an above average double tax-exempt dividend and a relatively stable share price. We plan to accomplish this goal in the upcoming year by maintaining a neutral to defensive interest rate posture. Despite the Fed’s announced intention to maintain low interest rates, we believe the risk to our shareholders is a meaningful rise in interest rates from current historic low levels. Positive developments regarding the fiscal cliff or significant progress toward reducing the Federal deficit could be a catalyst for the market to believe the economy will improve and exert upward pressure on interest rates. In the absence of improvement, it is likely we will remain in a low interest rate environment for the foreseeable future. In that case, we believe legacy portfolio holdings purchased at higher levels will continue to add stability to the share price and the monthly dividend. We have sought to reduce our reinvestment risk by limiting the bonds subject to call in the next 2 years to approximately 8% of the portfolio. We intend to closely monitor the yield differentials between long and short maturities and the differences between various credit rating categories.

As has always been the case, we will attempt to reduce our exposure to longer maturities and lower-credit quality bonds when their yields narrow relative to shorter, higher-quality securities. In a market environment that tempts investors to purchase longer-dated maturities or lower-credit quality to gain additional yield, we contend it is more prudent to reduce interest rate and credit risks when interest rates are extremely low. Finally, we intend to continue our diligent credit research and surveillance for existing holdings and any securities we consider adding to the portfolio. We believe it is imperative that we stay as informed as possible on the financial condition of our holdings in this challenging economic environment. We believe this investment strategy should generate a reliable double tax-exempt income stream and a relatively stable share price experience.

Thank you for your investment in Tax-Free Fund of Colorado.

Performance data represents past performance, but does not guarantee future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the data presented.

NOT FDIC INSURED – NO BANK GUARANTEE – MAY LOSE VALUE

4 | Tax-Free Fund of Colorado

PERFORMANCE REPORT

The following graph illustrates the value of $10,000 invested in the Class Y shares of Tax-Free Fund of Colorado for the 10-year period ended December 31, 2012 as compared with the Barclays Capital Quality Intermediate Municipal Bond Index (the “Barclays Capital Index”) and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below.It should be noted that the Barclays Capital Index does not include any operating expenses nor sales charges, and being nationally oriented, does not reflect state-specific bond market performance.

	Average Annual Total Return
	for periods ended December 31, 2012
				Since
Class and Inception Date	1 Year	5 Years	10 Years	Inception
Class A (commenced operations
on 5/21/87)
With Maximum Sales Charge	1.64%	4.28%	3.61%	5.40%
Without Sales Charge	5.85	5.14	4.04	5.57

Class C (commenced operations
on 4/30/96)
With CDSC**	3.83	4.15	3.05	3.68
Without CDSC	4.86	4.15	3.05	3.68

Class Y (commenced operations
on 4/30/96)
No Sales Charge	5.89	5.21	4.10	4.84

Barclays Capital Index	3.84	5.47	4.53	5.83	(Class A)
				5.18	(Class C & Y)

Total return figures shown for the Fund reflect any change in price and assume all distributions within the period were invested in additional shares. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. A portion of each class’s income may be subject to Federal and state income taxes. Past performance is not predictive of future investment results.

** CDSC = 1% contingent deferred sales chage imposed on redemptions made within the first 12 months after purchase.

5 | Tax-Free Fund of Colorado

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
Tax-Free Fund of Colorado:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Tax-Free Fund of Colorado as of December 31, 2012 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Fund of Colorado as of December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 25, 2013

6 | Tax-Free Fund of Colorado

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2012

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	General Obligation Bonds (28.5%)	(unaudited)	Value

	City & County (0.5%)
	Eagle River, Colorado Water & Sanitation
	District Water Subdistrict Refunding
	Series B
$1,325,000	4.000%, 12/01/25	NR/A+/NR	$1,524,810

	Hospital (0.7%)
	Rangely, Colorado Hospital District
	Refunding
2,000,000	5.500%, 11/01/22	Baa1/NR/NR	2,347,780

	Metropolitan District (4.2%)
	Fraser Valley, Colorado Metropolitan
	Recreational District
1,875,000	5.000%, 12/01/25	NR/A/NR	2,081,981
	Hyland Hills Metro Park & Recreation
	District, Colorado
875,000	4.375%, 12/15/26 ACA Insured	NR/NR/NR*	838,346
	Lincoln Park, Colorado Metropolitan
	District, Refunding & Improvement
1,535,000	5.625%, 12/01/20	NR/BBB-/NR	1,626,164
	Meridian Metropolitan District, Colorado
	Refunding
1,645,000	4.500%, 12/01/23 Series A	NR/A-/A	1,789,612
	North Metro Fire Rescue District,
	Colorado
1,200,000	4.625%, 12/01/20 AMBAC Insured	NR/AA/NR	1,340,364
	Park Creek Metropolitan District,
	Colorado Revenue Refunding &
	Improvement - Senior Property Tax
	Support
2,000,000	5.500%, 12/01/21 AGC Insured	NR/AA-/BBB	2,326,080
	Poudre Tech Metropolitan District,
	Colorado Unlimited Property Tax
	Supported Revenue Refunding &
	Improvement, Series B
1,990,000	5.000%, 12/01/28 AGMC Insured	NR/AA-/NR	2,284,898

7 | Tax-Free Fund of Colorado

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2012

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	General Obligation Bonds (continued)	(unaudited)	Value

	Metropolitan District (continued)
	Stonegate Village Metropolitan District,
	Colorado Refunding & Improvement
$500,000	5.000%, 12/01/23 NPFG Insured	Baa2/A-/NR	$555,120
900,000	5.000%, 12/01/24 NPFG Insured	Baa2/A-/NR	996,714
	Total Metropolitan District		13,839,279

	School Districts (22.8%)
	Adams County, Colorado School
	District #50
1,000,000	4.000%, 12/01/23	Aa2/AA-/NR	1,145,080
3,000,000	4.000%, 12/01/24	Aa2/AA-/NR	3,415,320
	Adams & Arapahoe Counties, Colorado
	Joint School District #28J
2,500,000	5.500%, 12/01/23 (pre-refunded)	Aa2/AA-/NR	3,145,475
4,500,000	5.000%, 12/01/23	Aa2/NR/NR	5,638,950
1,000,000	5.000%, 12/01/24	Aa2/NR/NR	1,246,020
	Adams & Weld Counties, Colorado
	School District #27J
1,030,000	5.000%, 12/01/22	Aa2/AA-/NR	1,288,602
2,000,000	5.000%, 12/01/24	Aa2/AA-/NR	2,462,040
1,000,000	5.375%, 12/01/26 NPFG Insured	Aa2/AA-/NR	1,140,010
	Adams 12 Five Star Schools, Adams &
	Broomfield County, Colorado
3,200,000	4.000%, 12/15/22	Aa2/AA-/NR	3,752,608
	Arapahoe County, Colorado School
	District #001 Englewood
3,235,000	5.000%, 12/01/27	Aa2/NR/NR	3,929,069
	Boulder Larimer & Weld Counties,
	Colorado
1,260,000	5.000%, 12/15/26 AGMC Insured	Aa2/AA-/NR	1,434,107
1,500,000	5.000%, 12/15/28	Aa2/AA-/NR	1,804,260
	Denver, Colorado City & County
	School District No. 1
3,000,000	4.000%, 12/01/26	Aa2/AA-/AA+	3,367,530
3,000,000	5.250%, 12/01/27	Aa2/AA-/AA+	3,629,790

8 | Tax-Free Fund of Colorado

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2012

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	General Obligation Bonds (continued)	(unaudited)	Value

	Denver, Colorado City & County
	School District No. 1 Series B
$3,000,000	5.000%, 12/01/24	Aa2/AA-/AA+	$3,753,210
	Denver, Colorado City & County
	School District No. 1 Series C
1,900,000	3.000%, 12/01/23	Aa2/AA-/AA+	2,037,142
	El Paso County, Colorado School
	District #20
1,085,000	5.500%, 12/15/23 NPFG Insured
	(pre-refunded)	Aa2/NR/NR	1,138,751
	El Paso County, Colorado School
	District #20
1,500,000	4.500%, 12/15/25 AGMC Insured	Aa2/NR/NR	1,699,995
	El Paso County, Colorado School
	District #20 Refunding
1,945,000	4.375%, 12/15/23	Aa2/NR/NR	2,286,853
	Gunnison Watershed, Colorado School
	District
1,025,000	5.250%, 12/01/26	Aa2/AA-/NR	1,231,896
	Ignacio School District, Colorado
	Ignacio School District #11JT
1,780,000	4.000%, 12/01/23	Aa2/AA-/NR	2,030,161
	Jefferson County, Colorado School
	District #R-001
3,000,000	5.250%, 12/15/25 AGMC Insured
	(pre-refunded)	Aa2/AA-/NR	3,534,330
	La Plata County, Colorado School
	District #9-R Durango Refunding
2,470,000	5.000%, 11/01/22	Aa2/NR/NR	3,073,470
3,000,000	4.500%, 11/01/23	Aa2/NR/NR	3,550,650
	Larimer County, Colorado School
	District No. R-1, Poudre Refunding
	& Improvement
3,120,000	4.000%, 12/15/25	Aa2/NR/NR	3,547,534

9 | Tax-Free Fund of Colorado

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2012

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	General Obligation Bonds (continued)	(unaudited)	Value

	School Districts (continued)
	Larimer, Weld & Boulder Counties,
	Colorado School District No. R-2J,
	Thompson Refunding
$1,500,000	4.250%, 12/15/24	Aa2/NR/NR	$1,755,825
	Mesa County, Colorado Valley School
	District No. 051, Grand Junction
	Refunding
3,170,000	5.000%, 12/01/22	Aa2/NR/NR	3,981,964
	Summit County, Colorado School
	District No. RE 1 Refunding
2,000,000	4.000%, 12/01/24	Aa2/NR/NR	2,268,980
	Teller County, Colorado School
	District #2 Woodland Park
1,265,000	5.000%, 12/01/17 NPFG Insured
	(pre-refunded)	Aa2/AA-/NR	1,376,522
	Weld County, Colorado School
	District #2
170,000	5.000%, 12/01/15 AGMC Insured	Aa2/AA-/NR	170,561
	Total School Districts		74,836,705

	Water & Sewer (0.3%)
	Parker, Colorado Water & Sanitation
	District Refunding, Douglas County,
	Series 2012
750,000	4.000%, 08/01/24	NR/AA-/NR	857,618
	Total General Obligation Bonds		93,406,192

	Revenue Bonds (69.3%)

	Airport (3.4%)
	Denver, Colorado City & County
	Airport Revenue System, Series A
1,210,000	5.250%, 11/15/28	A1/A+/A+	1,411,997
3,000,000	5.250%, 11/15/29	A1/A+/A+	3,490,560
	Denver, Colorado City & County
	Airport Revenue System, Series A
	Refunding
4,340,000	5.000%, 11/15/24	A1/A+/A+	5,154,401

10 | Tax-Free Fund of Colorado

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2012

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (continued)	(unaudited)	Value

	Airport (continued)
	Walker Field, Colorado Public Airport
	Authority Airport Revenue
$1,000,000	5.000%, 12/01/22	Baa2/NR/NR	$1,051,870
	Total Airport		11,108,828

	Electric (2.6%)
	Colorado Springs, Colorado Utilities
	Revenue, Refunding Series A
2,000,000	4.750%, 11/15/27	Aa2/AA/AA	2,334,300
	Colorado Springs, Colorado Utilities
	Revenue, Refunding Series A-1
1,000,000	4.000%, 11/15/26	Aa2/AA/AA	1,101,960
1,000,000	4.000%, 11/15/27	Aa2/AA/AA	1,097,470
	Colorado Springs, Colorado Utilities
	Revenue Refunding Series B
1,285,000	5.250%, 11/15/23	Aa2/AA/AA	1,534,586
	Colorado Springs, Colorado Utilities
	Revenue, Series C-2
1,060,000	5.000%, 11/15/23	Aa2/AA/AA	1,327,194
	Colorado Springs, Colorado Utilities
	Revenue Subordinated Lien
	Improvement Series B
1,160,000	5.000%, 11/15/23 (pre-refunded)	Aa2/AA/AA	1,260,572
	Total Electric		8,656,082

	Higher Education (19.2%)
	Adams State College, Colorado
	Auxiliary Facilities Revenue
	Improvement Series A
1,000,000	5.200%, 05/15/27	Aa2/AA-/NR	1,137,730
	Adams State College, Colorado
	Auxiliary Facilities Revenue
	Refunding, Series B
3,000,000	4.500%, 05/15/29	Aa2/AA-/NR	3,269,730

11 | Tax-Free Fund of Colorado

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2012

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (continued)	(unaudited)	Value

	Higher Education (continued)
	Colorado Educational & Cultural
	Facility Authority, Regis University
	Project
$1,695,000	5.000%, 06/01/24 Radian Insured
	(pre-refunded)	NR/NR/NR*	$1,804,887
	Colorado Educational & Cultural Facility
	Authority, Student Housing - Campus
	Village Apartments Refunding
2,935,000	5.375%, 06/01/28	NR/A/NR	3,291,925
	Colorado Educational & Cultural Facility
	Authority, University Corp. Atmosphere
	Project, Refunding
1,700,000	5.000%, 09/01/22	A2/A+/NR	1,953,606
1,635,000	5.000%, 09/01/28	A2/A+/NR	1,829,892
	Colorado Educational & Cultural Facility
	Authority Revenue Refunding,
	University of Denver Project
1,000,000	5.250%, 03/01/26 NPFG Insured	A1/A+/NR	1,229,600
	Colorado Educational & Cultural Facility
	Authority Revenue Refunding,
	University of Denver Project, Series B
3,085,000	5.000%, 03/01/22 NPFG-FGIC Insured	A1/A+/NR	3,364,840
	Colorado Educational & Cultural Facility
	Authority, University of Denver Project,
	Series B Refunding
3,620,000	5.250%, 03/01/23 NPFG Insured	A1/A+/AA	3,966,579
	Colorado Mountain Jr. College District
	Student Housing Facilities Enterprise
1,000,000	4.500%, 06/01/18 NPFG Insured	Baa2/BBB/NR	1,008,250
1,825,000	5.000%, 06/01/23 NPFG Insured	Baa2/BBB/NR	1,837,757
	Colorado School of Mines Enterprise
	Refunding & Improvement
1,455,000	5.000%, 12/01/24	Aa2/AA-/NR	1,634,896

12 | Tax-Free Fund of Colorado

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2012

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (continued)	(unaudited)	Value

	Higher Education (continued)
	Colorado State Board of Governors
	University Enterprise System, Series A
$1,105,000	5.000%, 03/01/17 AMBAC Insured
	(pre-refunded)	Aa3/NR/NR	$1,113,376
425,000	5.000%, 03/01/17 (pre-refunded)	Aa3/NR/NR	428,222
2,300,000	5.000%, 03/01/25	Aa2/AA-/NR	2,791,073
930,000	5.000%, 03/01/28 AGMC Insured	Aa3/AA-/NR	1,033,267
	Colorado State COP University of
	Colorado at Denver Health Sciences
	Center Fitzsimons Academic Projects
	Series B
3,135,000	5.250%, 11/01/25 NPFG (pre-refunded)	Baa2/AA-/NR	3,555,968
	Mesa State College, Colorado Auxiliary
	Facilities Enterprise
1,000,000	5.000%, 05/15/20 Syncora Guarantee,
	Inc. Insured (pre-refunded)	A2/NR/NR	1,107,610
2,000,000	5.700%, 05/15/26 (pre-refunded)	NR/AA-/NR	2,464,420
	University of Colorado Enterprise System
1,735,000	5.000%, 06/01/16 (pre-refunded)	Aa2/AA-/AAA	1,768,676
1,000,000	5.250%, 06/01/17 NPFG Insured
	(pre-refunded)	Aa2/AA-/NR	1,020,430
2,000,000	5.000%, 06/01/27	Aa2/AA-/AA+	2,330,380
2,000,000	4.750%, 06/01/27 Series A	Aa2/NR/AA+	2,344,280
	University of Colorado Enterprise System,
	Refunding, Series B
1,680,000	4.000%, 06/01/23	Aa2/AA-/AA+	1,891,781
	University of Colorado Enterprise System,
	Refunding & Improvement
50,000	5.000%, 06/01/24 NPFG-FGIC Insured	Aa2/AA-/NR	54,534
	University of Colorado Enterprise System,
	Refunding & Improvement, Series A
3,855,000	5.000%, 06/01/24 NPFG-FGIC Insured
	(pre-refunded)	Aa2/BBB/NR	4,273,692

13 | Tax-Free Fund of Colorado

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2012

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (continued)	(unaudited)	Value

	Higher Education (continued)
	University of Northern Colorado
	Greeley Institutional Enterprise
	Refunding, SHEIP, Series A
$2,810,000	5.000%, 06/01/26	Aa2/AA-/NR	$3,290,875
2,940,000	5.000%, 06/01/28	Aa2/AA-/NR	3,426,305
	University of Northern Colorado
	Refunding
1,000,000	5.000%, 06/01/24 AGMC Insured	Aa3/AA-/NR	1,062,400
	Western State College, Colorado
	Institutional Enterprise, SHEIP,
	Series A
1,160,000	5.000%, 05/15/24	Aa2/AA-/NR	1,331,216
	Western State College, Colorado, SHEIP
1,020,000	5.000%, 05/15/27	Aa2/AA-/NR	1,161,413
	Total Higher Education		62,779,610

	Hospital (9.8%)
	Colorado Health Facility Authority
	Hospital Revenue, Adventist
	Health/Sunbelt, Refunding
2,500,000	5.125%, 11/15/29	Aa3/AA-/AA	2,719,025
	Colorado Health Facility Authority
	Hospital Revenue, Catholic Health
1,000,000	4.750%, 09/01/25 AGMC Insured	Aa3/AA-/AA-	1,104,140
	Colorado Health Facility Authority
	Hospital Revenue, Evangelical
	Lutheran Project Refunding
1,575,000	5.250%, 06/01/19	A3/A-/NR	1,761,590
1,000,000	5.250%, 06/01/21	A3/A-/NR	1,115,650
2,000,000	5.250%, 06/01/24	A3/A-/NR	2,215,180
	Colorado Health Facility Authority
	Hospital Revenue, NCMC, Inc.
	Project
2,000,000	5.250%, 05/15/26 Series A AGMC
	Insured	NR/AA-/A+	2,239,180

14 | Tax-Free Fund of Colorado

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2012

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (continued)	(unaudited)	Value

	Hospital (continued)
	Colorado Health Facility Authority
	Hospital Revenue, Poudre Valley
	Health Care Series F Refunding
$4,760,000	5.000%, 03/01/25	A1/A+/A+	$5,009,376
	Colorado Health Facility Authority
	Hospital Revenue Refunding,
	Catholic Health, Series A
2,000,000	5.250%, 07/01/24	Aa3/AA-/AA-	2,339,440
	Colorado Health Facility Authority
	Hospital Revenue, Valley View
	Hospital Association, Refunding
1,500,000	5.500%, 05/15/28	NR/BBB+/NR	1,632,480
	Colorado Health Facility Authority,
	Catholic Health Initiatives, Series D
2,000,000	5.000%, 10/01/16	Aa3/AA-/AA-	2,297,020
1,000,000	6.000%, 10/01/23	Aa3/AA-/AA-	1,203,870
	Colorado Health Facility Authority,
	Sisters Leavenworth, Refunding
3,000,000	5.250%, 01/01/25	Aa3/AA/AA-	3,478,230
	Denver, Colorado Health & Hospital
	Authority Healthcare, Series A
	Refunding
2,000,000	5.000%, 12/01/18	NR/BBB/BBB+	2,226,040
1,500,000	5.000%, 12/01/19	NR/BBB/BBB+	1,652,295
	Park Hospital District Larimer County,
	Colorado Limited Tax Revenue
1,010,000	4.500%, 01/01/21 AGC Insured	Aa3/AA-/NR	1,059,541
	Total Hospital		32,053,057

	Housing (1.3%)
	Colorado Housing & Finance Authority
75,000	6.050%, 10/01/16 Series 1999A3	Aa2/NR/NR	75,803
	Colorado Housing & Finance Authority,
	Single Family Program Refunding
	Series B
25,000	5.000%, 08/01/13 Series 2001	A1/A/NR	25,007

15 | Tax-Free Fund of Colorado

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2012

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (continued)	(unaudited)	Value

	Housing (continued)
	Colorado Housing & Finance Authority,
	Single Family Mortgage Class II
$720,000	5.500%, 11/01/29	Aaa/AAA/NR	$735,458
	Colorado Housing Finance Authority,
	Single Family Mortgage Class III
	Series A-5
2,495,000	5.000%, 11/01/34	A2/A/NR	2,578,832
	Colorado Housing and Finance Authority,
	Multi-Family Project C1-II Series A-2
635,000	5.400%, 10/01/29	Aa2/AA/NR	679,291
	Total Housing		4,094,391

	Lease (17.3%)
	Adams 12 Five Star Schools, Colorado
	COP
1,770,000	4.625%, 12/01/24	Aa3/A+/NR	1,957,939
500,000	5.000%, 12/01/25	Aa3/A+/NR	561,240
	Adams County, Colorado Corrections
	Facility COP, Series B
1,600,000	5.000%, 12/01/26	Aa2/AA/NR	1,831,648
1,200,000	5.125%, 12/01/27	Aa2/AA/NR	1,377,684
	Aurora, Colorado COP, Refunding
	Series A
1,500,000	5.000%, 12/01/26	Aa2/AA-/NR	1,745,850
	Brighton, Colorado COP Refunding
	Series A
1,865,000	5.000%, 12/01/24 AGMC Insured	Aa3/AA-/NR	2,115,992
	Broomfield, Colorado COP
2,000,000	4.500%, 12/01/28	Aa3/NR/NR	2,220,180
	Colorado Educational & Cultural Facilities
	Authority, Aurora Academy Project
1,255,000	5.250%, 02/15/24 Syncora Guarantee,
	Inc. Insured	NR/A/NR	1,270,223
	Colorado Educational & Cultural
	Facilities Authority, Ave Maria
	School Project Refunding
1,000,000	4.850%, 12/01/25 Radian Insured	NR/NR/NR*	1,028,970

16 | Tax-Free Fund of Colorado

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2012

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (continued)	(unaudited)	Value

	Lease (continued)
	Colorado Educational & Cultural
	Facilities Authority, Charter School -
	James, Refunding & Improvement
$3,000,000	5.000%, 08/01/27 AGC Insured	NR/AA-/NR	$3,158,790
	Colorado Educational & Cultural
	Facilities Authority, Peak to Peak
	Charter School, Refunding
1,500,000	5.250%, 08/15/24 Syncora Guarantee,
	Inc. Insured	NR/A/NR	1,557,555
	Colorado State BEST COP Series G
3,000,000	4.250%, 03/15/23	Aa2/AA-/NR	3,422,670
	Colorado State BEST COP Series H
3,490,000	4.000%, 03/15/26	Aa2/AA-/NR	3,806,683
	Colorado State Higher Education Capital
	Construction Lease
3,000,000	5.250%, 11/01/23	Aa2/AA-/NR	3,597,390
1,690,000	5.000%, 11/01/26	Aa2/AA-/NR	2,036,044
	Denver, Colorado City and County
	COP (Botanical Gardens)
2,015,000	5.250%, 12/01/22	Aa2/AA+/AA+	2,363,474
	Douglas County, Colorado School
	District No. RE-1 Douglas & Elbert
	Counties COP
3,075,000	5.000%, 01/15/29	Aa2/NR/NR	3,458,852
	El Paso County, Colorado COP
	(Judicial Complex Project) Series A
1,820,000	4.500%, 12/01/26 AMBAC Insured	NR/AA-/NR	1,968,749
	El Paso County, Colorado COP (Pikes
	Peak Regional Development
	Authority)
1,925,000	5.000%, 12/01/18 AMBAC Insured
	(pre-refunded)	NR/AA-/NR	2,007,717
	Fort Collins, Colorado Lease COP
	Series A
3,020,000	4.750%, 06/01/18 AMBAC Insured
	(pre-refunded)	Aa1/NR/NR	3,207,391

17 | Tax-Free Fund of Colorado

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2012

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (continued)	(unaudited)	Value

	Lease (continued)
	Fremont County, Colorado COP
	Refunding & Improvement Series A
$695,000	5.000%, 12/15/18 NPFG Insured
	(pre-refunded)	Baa2/BBB/NR	$725,802
	Fremont County, Colorado COP
	Refunding & Improvement Series A,
	Unrefunded Portion
1,380,000	5.000%, 12/15/18 NPFG Insured	Baa2/BBB/NR	1,427,237
	Garfield County, Colorado COP Public
	Library District
1,000,000	5.375%, 12/01/27	NR/A/NR	1,112,850
	Gypsum, Colorado COP
1,050,000	5.000%, 12/01/28	NR/A+/NR	1,141,161
	Pueblo, Colorado COP (Police
	Complex Project)
2,170,000	5.500%, 08/15/22 AGC Insured	Aa3/AA-/NR	2,494,220
	Rangeview Library District Project,
	Colorado COP
2,210,000	5.000%, 12/15/26 AGC Insured	Aa3/AA-/NR	2,454,161
1,000,000	5.000%, 12/15/28 AGC Insured	Aa3/AA-/NR	1,103,600
	Westminster, Colorado COP
1,480,000	4.250%, 12/01/22 AGMC Insured	Aa3/AA-/NR	1,634,571
	Total Lease		56,788,643

	Sales Tax (5.6%)
	Boulder, Colorado General Fund Capital
	Improvement Projects
2,235,000	4.000%, 10/01/25	Aa1/AA+/NR	2,556,460
	Boulder County, Colorado Open Space
	Capital Improvement Series A
1,500,000	5.000%, 01/01/24 AGMC Insured
	(pre-refunded)	Aa3/AA/NR	1,636,110
	Commerce City, Colorado Sales & Use
	Tax Revenue
1,000,000	5.000%, 08/01/21 AMBAC Insured	NR/A+/NR	1,083,900

18 | Tax-Free Fund of Colorado

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2012

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (continued)	(unaudited)	Value

	Sales Tax (continued)
	Denver, Colorado City & County Excise
	Tax Revenue Refunding Series A
$4,000,000	5.250%, 09/01/19 AGMC Insured	Aa3/AA-/AA-	$4,831,480
	Grand Junction, Colorado General Fund
1,900,000	5.000%, 03/01/23	NR/AA/NR	2,325,657
	Gypsum County, Colorado Sales Tax
	& General Fund Revenue
1,690,000	5.250%, 06/01/30 AGC Insured	NR/AA-/NR	1,793,851
	Park Meadows Business Implementation
	District, Colorado Shared Sales Tax
	Revenue
1,500,000	5.300%, 12/01/27	NR/NR/NR*	1,594,305
	Pueblo, Colorado Urban Renewal
	Authority, Refunding & Improvement,
	Series B
1,250,000	5.250%, 12/01/28	A2/A/NR	1,438,850
	Westminster, Colorado Economic
	Development Authority, Mandalay
	Gardens Urban Renewal Project
1,090,000	4.000%, 12/01/22	NR/A/NR	1,190,629
	Total Sales Tax		18,451,242

	Transportation (1.1%)
	Regional Transportation District,
	Colorado COP, Series A
3,500,000	5.000%, 06/01/25 AMBAC Insured	Aa3/A-/A+	3,725,190

	Water & Sewer (7.5%)
	Aurora, Colorado Water Improvement
	Revenue First Lien, Series A
1,250,000	5.000%, 08/01/25 AMBAC Insured	Aa2/NR/AA+	1,431,400
	Broomfield, Colorado Sewer and Waste
	Water Revenue
1,975,000	4.000%, 12/01/21 AGMC Insured	Aa3/NR/NR	2,238,919
1,550,000	5.000%, 12/01/24 AGMC Insured	Aa3/AA-/NR	1,855,102

19 | Tax-Free Fund of Colorado

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2012

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (continued)	(unaudited)	Value

	Water & Sewer (continued)
	Broomfield, Colorado Water Activity
	Enterprise
$3,385,000	5.000%, 12/01/21	A1/NR/NR	$4,108,205
	Colorado Water Resource & Power
	Development Authority
2,675,000	5.000%, 09/01/16 NPFG Insured	Baa2/BBB/NR	2,799,816
1,855,000	5.000%, 09/01/17 NPFG Insured	Baa2/BBB/NR	1,932,576
	Denver, Colorado City and County Board
	Water Commissioners Master
	Resolution, Refunding, Series B
1,000,000	4.000%, 12/15/22	Aa1/AAA/AAA	1,161,320
	Erie, Colorado Water Enterprise
	Revenue, Series A
1,000,000	5.000%, 12/01/25 AGMC Insured	Aa3/NR/NR	1,117,720
	Greeley, Colorado Water Revenue
1,920,000	4.200%, 08/01/24 NPFG Insured	Aa2/AA/NR	2,070,528
	North Weld County, Colorado Water
	District Enterprise Revenue Refunding
1,465,000	4.000%, 11/01/22 AGMC Insured	NR/AA-/NR	1,715,163
	Parker, Colorado Water & Sanitation
	District Water & Sewer Enterprise
	Refunding
1,000,000	5.000%, 11/01/22 AGMC Insured	Aa3/AA-/NR	1,223,530
	Woodmoor, Colorado Water &
	Sanitation District #1 Enterprise
2,570,000	4.500%, 12/01/26	NR/AA-/NR	2,931,882
	Total Water & Sewer		24,586,161

	Miscellaneous Revenue (1.5%)
	Colorado Educational & Cultural Facility
	Authority, Independent School Revenue
	Refunding, Kent Denver School Project
1,000,000	5.000%, 10/01/30	NR/A/NR	1,101,950

20 | Tax-Free Fund of Colorado

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2012

			Rating
			Moody’s, S&P
Principal			and Fitch
Amount		Revenue Bonds (continued)	(unaudited)	Value

		Miscellaneous Revenue (continued)
		Colorado Educational & Cultural Facility
		Authority, Independent School
		Revenue Refunding, Vail Mountain
		School Project
$1,820,000		6.000%, 05/01/30	NR/BBB-/NR	$1,998,142
		Colorado Educational & Cultural Facility
		Authority Revenue Charter School,
		Colorado Springs Charter Academy
1,805,000		5.250%, 07/01/28	NR/A/NR	1,887,940
		Total Miscellaneous Revenue		4,988,032
		Total Revenue Bonds		227,231,236
		Total Investments (cost $298,364,301
		– note 4)	97.8%	320,637,428
		Other assets less liabilities	2.2	7,247,092
		Net Assets	100.0%	$327,884,520

	*
Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO” or “Credit Rating Agency”) has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

Percent of
Portfolio Distribution By Quality Rating (unaudited)	Investments1
Aaa of Moody’s or AAA of S&P or Fitch	0.6%
Pre Refunded Bonds2/Escrowed to Maturity Bonds	11.1
Aa of Moody’s or AA of S&P or Fitch	62.6
A of Moody’s or S&P or Fitch	17.9
Baa of Moody’s or BBB of S&P or Fitch	6.7
Not rated*	1.1
100.0%

21 | Tax-Free Fund of Colorado

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2012

1	Where applicable, calculated using the highest rating of the three NRSROs.

2	Pre-refunded bonds are bonds for which U.S. Govenment Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATIONS:

ACA - American Capital Assurance Financial Guaranty Corp.
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BEST - Building Excellent Schools Today
COP - Certificates of Participation
FGIC - Financial Guaranty Insurance Co.
NCMC - Northern Colorado Medical Center
NPFG - National Public Finance Guarantee
NR - Not Rated
SHEIP - State Higher Education Intercept Program

See accompanying notes to financial statements.

22 | Tax-Free Fund of Colorado

TAX-FREE FUND OF COLORADO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2012

ASSETS
Investments at value (cost $298,364,301)	$320,637,428
Cash	8,717,520
Interest receivable	2,217,217
Receivable for Fund shares sold	1,600,193
Other assets	17,258
Total assets	333,189,616
LIABILITIES
Payable for investment securities purchased	3,827,483
Payable for Fund shares redeemed	975,114
Dividends payable	257,114
Management fee payable	132,104
Distribution and service fees payable	6,864
Accrued expenses	106,417
Total liabilities	5,305,096
NET ASSETS	$327,884,520
Net Assets consist of:
Capital Stock - Authorized an unlimited number of shares,
par value $0.01 per share	$301,038
Additional paid-in capital	305,748,464
Net unrealized appreciation on investments (note 4)	22,273,127
Accumulated net realized loss on investments	(497,749)
Undistributed net investment income	59,640
	$327,884,520
CLASS A
Net Assets	$239,629,410
Capital shares outstanding	22,003,662
Net asset value and redemption price per share	$10.89
Maximum offering price per share (100/96 of $10.89 adjusted
to nearest cent)	$11.34
CLASS C
Net Assets	$38,271,565
Capital shares outstanding	3,521,107
Net asset value and offering price per share	$10.87
Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed during the first 12 months
after purchase)	$10.87	*
CLASS Y
Net Assets	$49,983,545
Capital shares outstanding	4,579,047
Net asset value, offering and redemption price per share	$10.92

See accompanying notes to financial statements.

23 | Tax-Free Fund of Colorado

TAX-FREE FUND OF COLORADO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2012

Investment Income:
Interest income		$12,159,780

Expenses:
Management fee (note 3)	$1,526,200
Distribution and service fees (note 3)	443,617
Transfer and shareholder servicing agent fees	151,654
Legal fees	125,052
Trustees’ fees and expenses (note 8)	115,016
Shareholders’ reports and proxy statements	42,669
Custodian fees (note 6)	25,396
Auditing and tax fees	22,750
Insurance	12,364
Registration fees and dues	11,507
Chief compliance officer services (note 3)	5,452
Miscellaneous	33,286
Total expenses	2,514,963

Management fee waived (note 3)	(50,706)
Expenses paid indirectly (note 6)	(1,252)
Net expenses		2,463,005
Net investment income		9,696,775

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from securities
transactions	333,955
Change in unrealized appreciation on
investments	6,690,099

Net realized and unrealized gain (loss) on
investments		7,024,054
Net change in net assets resulting from
operations		$16,720,829

See accompanying notes to financial statements.

24 | Tax-Free Fund of Colorado

TAX-FREE FUND OF COLORADO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 31, 2012	December 31, 2011
OPERATIONS:
Net investment income	$9,696,775	$9,960,469
Net realized gain (loss) from securities
transactions	333,955	(776,492)
Change in unrealized appreciation on
investments	6,690,099	13,671,367
Change in net assets from operations	16,720,829	22,855,344

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
Class A Shares:
Net investment income	(7,502,001)	(7,925,888)

Class C Shares:
Net investment income	(759,993)	(720,167)

Class Y Shares:
Net investment income	(1,426,373)	(1,297,116)
Change in net assets from distributions	(9,688,367)	(9,943,171)

CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	69,957,056	47,054,769
Reinvested dividends and distributions	6,082,235	6,118,139
Cost of shares redeemed	(42,199,751)	(52,115,529)
Change in net assets from capital share
transactions	33,839,540	1,057,379
Change in net assets	40,872,002	13,969,552

NET ASSETS:
Beginning of period	287,012,518	273,042,966
End of period*	$327,884,520	$287,012,518
* Includes undistributed net investment
income of:	$59,640	$49,905

See accompanying notes to financial statements.

25 | Tax-Free Fund of Colorado

TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS
December 31, 2012

1. Organization

Tax-Free Fund of Colorado (the “Fund”), a non-diversified, open-end investment company, was organized in February, 1987 as a Massachusetts business trust and commenced operations on May 21, 1987. The Fund is authorized to issue an unlimited number of shares and, since its inception to April 30, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. On April 30, 1998, the Fund established Class I Shares which are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares carry a distribution and a service fee. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class. On December 1, 2012, the Board of Trustees approved a change in the Fund’s fiscal year end from December to March.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are generally valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

26 | Tax-Free Fund of Colorado

TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2012

b)
Fair value measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of December 31, 2012:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable
Inputs — Municipal Bonds*	320,637,428
Level 3 – Significant Unobservable Inputs	—
Total	$320,637,428

* See schedule of investments for a detailed listing of securities.

c)
Subsequent events: In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e)
Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

27 | Tax-Free Fund of Colorado

TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2012

Management has reviewed the tax positions for each of the open tax years (2009-2011) or expected to be taken in the Fund’s 2012 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)
Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)
Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. On December 31, 2012, the Fund increased undistributed net investment income by $1,327 and decreased additional paid-in capital by $1,327 due primarily to differing book/tax treatment of distributions and bond amortization. These reclassifications had no effect on net assets or net asset value per share.

i)
Accounting pronouncement: In December 2011, FASB (the “Financial Accounting Standards Board”) issued ASU (“Accounting Standards Update”) No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

3. Fees and Related Party Transactions

a) Management Arrangements:

Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-today portfolio management. The Manager’s services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund’s accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50 of 1% of net assets of the Fund. On March 5, 2012, the Manager determined to contractually waive its fees to the extent necessary in order to pass savings through to the shareholders recognized under a new contractual fee waiver with respect to the Sub-Advisory Agreement such that its fees are as follows: the annual rate shall be equivalent to 0.48 of 1% of net assets of the Fund up to $400 million; 0.46 of 1% of the Fund’s net assets above that amount to $1 billion and 0.44 of 1% of the Fund’s net assets above $1 billion. For the year ended December 31, 2012, the Fund incurred management fees of $1,526,200 of which $50,706 was waived.

28 | Tax-Free Fund of Colorado

TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2012

Kirkpatrick Pettis Capital Management (the “Sub-Adviser”) serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund’s portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.20 of 1% effective March 5, 2012. The Sub-Adviser agreed to waive its fee such that its annual rate of fees is at 0.18 of 1% of net assets of the Fund up to $400 million; 0.16 of 1% of net assets above $400 million up to $1 billion; and 0.14 of 1% of net assets above $1 billion.

Under a Compliance Agreement with the Manager, the Manager is compensated by the Fund for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors, Inc. (the “Distributor”), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts. While the Board of Trustees and shareholders approved an amendment to the Fund’s Distribution Plan applicable to Class A Shares which permits the Fund to make distribution fee payments at the rate of up to 0.15 of 1% on the entire net assets represented by Class A Shares, the Fund currently makes payment of this distribution fee at the annual rate of 0.05 of 1%. For the year ended December 31, 2012, distribution fees on Class A Shares amounted to $114,639 of which the Distributor retained $4,376.

29 | Tax-Free Fund of Colorado

TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2012

Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund’s average net assets represented by Class C Shares and for the year ended December 31, 2012, amounted to $246,733. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts These payments are made at the annual rate of 0.25 of 1% of the Fund’s average net assets represented by Class C Shares and for the year ended December 31, 2012, amounted to $82,245. The total of these payments with respect to Class C Shares amounted to $328,978 of which the Distributor retained $64,820.

Specific details about the Plans are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Fund’s shares are sold primarily through the facilities of these intermediaries having offices within Colorado, with the bulk of any sales commissions inuring to such intermediaries. For the year ended December 31, 2012, total commissions on sales of Class A Shares amounted to $532,950 of which the Distributor received $129,737.

4. Purchases and Sales of Securities

During the year ended December 31, 2012, purchases of securities and proceeds from the sales of securities aggregated $78,676,996 and $44,423,698, respectively.

At December 31, 2012, the aggregate tax cost for all securities was $298,304,661 At December 31, 2012, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $22,771,752 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $438,985 for a net unrealized appreciation of $22,332,767.

5. Portfolio Orientation

Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Colorado, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Colorado and whatever effects these may have upon Colorado issuers’ ability to meet their obligations.

6. Expenses

The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

30 | Tax-Free Fund of Colorado

TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2012

7. Capital Share Transactions

Transactions in Capital Shares of the Fund were as follows:

	Year Ended		Year Ended
	December 31, 2012		December 31, 2011
	Shares	Amount	Shares	Amount

Class A Shares:
Proceeds from shares sold	2,894,074	$31,428,019	2,293,034	$23,781,844
Reinvested distributions	441,917	4,791,940	474,843	4,914,368
Cost of shares redeemed	(2,121,503)	(22,999,092)	(3,000,623)	(30,819,974)
Net change	1,214,488	13,220,867	(232,746)	(2,123,762)
Class C Shares:
Proceeds from shares sold	1,298,658	14,066,159	1,018,431	10,588,409
Reinvested distributions	53,102	574,611	51,116	528,259
Cost of shares redeemed	(594,130)	(6,408,991)	(849,482)	(8,765,597)
Net change	757,630	8,231,779	220,065	2,351,071
Class Y Shares:
Proceeds from shares sold	2,250,024	24,462,878	1,224,679	12,684,516
Reinvested distributions	65,822	715,684	65,185	675,512
Cost of shares redeemed	(1,179,280)	(12,791,668)	(1,214,145)	(12,529,958)
Net change	1,136,566	12,386,894	75,719	830,070
Total transactions in
Fund shares	3,108,684	$ 33,839,540_	63,038	$1,057,379

8. Trustees’ Fees and Expenses

At December 31, 2012 there were 9 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the year ended December 31, 2012 was $96,114. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual Meeting of Shareholders. For the year ended December 31, 2012, such meeting-related expenses amounted to $18,902.

9. Securities Traded on a When-Issued Basis

The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

31 | Tax-Free Fund of Colorado

TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2012

10. Income Tax Information and Distributions

The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. Dividends and capital gains distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Colorado income taxes. Due to the distribution levels maintained by the Fund and the differences between financial statement reporting and Federal income tax reporting requirements, distributions made b y the Fund may not be the same as the Fund’s net investment income, and/or net realized securities gains. As a result of the passage of the Regulated Investment Company Act of 2010 (“the Act”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized before capital losses incurred prior to the enactment of the Act. At December 31, 2012, the Fund had capital loss carry forwards of $497,749 of which $55,212 expires in 2017 and $442,537 has no expiration and retains its character of short-term.

The tax character of distributions:

	Year Ended December 31,
	2012	2011
Net tax-exempt income	$9,687,040	$9,943,171
Ordinary income	1,327	–
	$9,688,367	$9,943,171

As of December 31, 2012 the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$257,114
Unrealized appreciation	22,332,767
Other temporary differences	(754,863)
$21,835,018

The difference between book basis and tax basis undistributed income is due to the timing difference in recognizing dividends paid.

11. Ongoing Development

Beginning in December 2007, the three major credit rating agencies (Standard & Poor’s, Moody’s and Fitch) downgraded or eliminated ratings of the municipal bond insurance companies due to loss of capital from investments in subprime mortgages. Only a few insurers are now deemed to be investment grade. Thus, while certain bonds have insurance, some are no longer rated based upon the ratings of their insurers. Furthermore, because the ability of many of the Fund’s insurers to pay claims has been downgraded, the protection of such insurance has been diminished, and there is no assurance that some of them may be relied upon for payment.

32 | Tax-Free Fund of Colorado

TAX-FREE FUND OF COLORADO
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Year Ended December 31,
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.63	$10.14	$10.39	$9.88	$10.23
Income (loss) from investment operations:
Net investment income(1)	0.35	0.39	0.40	0.40	0.40
Net gain (loss) on securities (both
realized and unrealized)	0.26	0.49	(0.25)	0.52	(0.34)
Total from investment operations	0.61	0.88	0.15	0.92	0.06
Less distributions (note 10):
Dividends from net investment income	(0.35)	(0.39)	(0.40)	(0.41)	(0.41)
Distributions from capital gains	–	–	–	–	–
Total distributions	(0.35)	(0.39)	(0.40)	(0.41)	(0.41)
Net asset value, end of period	$10.89	$10.63	$10.14	$10.39	$9.88
Total return (not reflecting sales charge)	5.85%	8.81%	1.38%	9.42%	0.57%
Ratios/supplemental data
Net assets, end of period (in millions)	$240	$221	$213	$213	$183
Ratio of expenses to average net assets	0.71%	0.75%	0.73%	0.77%	0.80%
Ratio of net investment income to average
net assets	3.27%	3.75%	3.81%	3.94%	3.90%
Portfolio turnover rate	15%	13%	14%	12%	25%

The expense and net investment income ratios without the effect of the contractual waiver of management fees were (note 3):

Ratio of expenses to average net assets	0.73%	–	–	–	–
Ratio of net investment income to average
net assets	3.26%	–	–	–	–

The expense ratios after giving effect to the contractual waiver of management fees and expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	0.71%	0.75%	0.73%	0.77%	0.79%
__________________
(1) Per share amounts have been calculated using the daily average shares method.

See accompanying notes to financial statements.

33 | Tax-Free Fund of Colorado

TAX-FREE FUND OF COLORADO
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Year Ended December 31,
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.61	$10.12	$10.37	$9.86	$10.21
Income (loss) from investment operations:
Net investment income(1)	0.25	0.29	0.30	0.30	0.30
Net gain (loss) on securities (both
realized and unrealized)	0.26	0.49	(0.25)	0.52	(0.34)
Total from investment operations	0.51	0.78	0.05	0.82	(0.04)
Less distributions (note 10):
Dividends from net investment income	(0.25)	(0.29)	(0.30)	(0.31)	(0.31)
Distributions from capital gains	–	–	–	–	–
Total distributions	(0.25)	(0.29)	(0.30)	(0.31)	(0.31)
Net asset value, end of period	$10.87	$10.61	$10.12	$10.37	$9.86
Total return (not reflecting CDSC)	4.86%	7.80%	0.42%	8.40%	(0.39)%
Ratios/supplemental data
Net assets, end of period (in millions)	$38	$29	$26	$14	$8
Ratio of expenses to average net assets	1.66%	1.70%	1.67%	1.71%	1.75%
Ratio of net investment income to average
net assets	2.31%	2.79%	2.83%	2.95%	2.95%
Portfolio turnover rate	15%	13%	14%	12%	25%

The expense and net investment income ratios without the effect of the contractual waiver of management fees were (note 3):

Ratio of expenses to average net assets	1.68%	–	–	–	–
Ratio of net investment income to average
net assets	2.30%	–	–	–	–

The expense ratios after giving effect to the contractual waiver of management fees and expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	1.66%	1.70%	1.67%	1.71%	1.74%
__________________
(1) Per share amounts have been calculated using the daily average shares method.

See accompanying notes to financial statements.

34 | Tax-Free Fund of Colorado

TAX-FREE FUND OF COLORADO
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Year Ended December 31,
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.66	$10.16	$10.41	$9.90	$10.25
Income (loss) from investment operations:
Net investment income(1)	0.36	0.39	0.40	0.41	0.40
Net gain (loss) on securities (both
realized and unrealized)	0.26	0.50	(0.25)	0.51	(0.33)
Total from investment operations	0.62	0.89	0.15	0.92	0.07
Less distributions (note 10):
Dividends from net investment income	(0.36)	(0.39)	(0.40)	(0.41)	(0.42)
Distributions from capital gains	–	–	–	–	–
Total distributions	(0.36)	(0.39)	(0.40)	(0.41)	(0.42)
Net asset value, end of period	$10.92	$10.66	$10.16	$10.41	$9.90
Total return	5.89%	8.96%	1.44%	9.47%	0.63%
Ratios/supplemental data
Net assets, end of period (in millions)	$50	$37	$34	$24	$11
Ratio of expenses to average net assets	0.66%	0.70%	0.67%	0.72%	0.75%
Ratio of net investment income to average
net assets	3.31%	3.80%	3.85%	3.97%	3.96%
Portfolio turnover rate	15%	13%	14%	12%	25%

The expense and net investment income ratios without the effect of the contractual waiver of management fees were (note 3):

Ratio of expenses to average net assets	0.68%	–	–	–	–
Ratio of net investment income to average
net assets	3.30%	–	–	–	–

The expense ratios after giving effect to the contractual waiver of management fees and expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	0.66%	0.70%	0.67%	0.72%	0.74%
__________________
(1) Per share amounts have been calculated using the daily average shares method.

See accompanying notes to financial statements.

35 | Tax-Free Fund of Colorado

Additional Information (unaudited)

Trustees(1)
and Officers
Number of
	Positions		Portfolios
	Held with		in Fund
Name,	Fund and	Principal	Complex(4)	Other Directorships
Address(2)	Length of	Occupation(s)	Overseen	Held by Trustee
and Year of Birth	Service(3)	During Past 5 Years	by Trustee	During Past 5 Years

Interested Trustee(5)

Diana P. Herrmann New York, NY (02/25/58)	Trustee since 2000 and President since 1999
Vice Chair and Chief Executive Officer of Aquila Management Corporation, Founder and Sponsor of the Aquila Group of Funds(6) and parent of Aquila Investment Management LLC, Manager, since 2004, President since 1997, Chief Operating Officer, 1997-2008, a Director since 1984, Secretary since 1986 and previously its Executive Vice President, Senior Vice President or Vice President, 1986-1997; Chief Executive Officer and Vice Chair since 2004, President and Manager since 2003, and Chief Operating Officer (2003-2008), of the Manager; Chair, Vice Chair, President, Executive Vice President and/ or Senior Vice President of funds in the Aquila Group of Funds since 1986; Director of the Distributor since 1997; Governor, Investment Company Institute (the U.S. mutual fund industry trade organization dedicated to protecting shareholder interests and educating the public about investing) for various periods since 2004, and head of its Small Funds Committee, 2004-2009; active in charitable and volunteer organizations.
			11	ICI Mutual Insurance Company, a Risk Retention Group (2006-2009 and since 2010); Vice Chair and Trustee of Pacific Capital Funds of Cash Assets Trust (three Aquila money-market funds) 2004-2012

Non-interested Trustees

Anne J. Mills Highlands Ranch, CO (1938)	Chair of the Board of Trustees since 2005 and Trustee since 1987	President, Loring Consulting Company since 2001; Vice President for Business Management and CFO, Ottawa University, 1992-2001, 2006-2009; IBM Corporation, 1965-1991; currently active with various charitable, educational and religious organizations.	5	None

36 | Tax-Free Fund of Colorado

			Number of
	Positions		Portfolios
	Held with		in Fund
Name,	Fund and	Principal	Complex(4)	Other Directorships
Address(2)	Length of	Occupation(s)	Overseen	Held by Trustee
and Year of Birth	Service(3)	During Past 5 Years	by Trustee	During Past 5 Years

Tucker Hart Adams Colorado Springs, CO (1938)	Trustee since 1989	Senior Partner, Summit Economics, since 2010; President, The Adams Group, an economic consulting firm, 1989-2010; formerly Chief Economist, United Banks of Colorado; currently or formerly active with numerous professional and community organizations.	4
Trustee, Colorado Health Facilities Authority; advisory board, Griffis/ Blessings, Inc. (commercial property development and management); advisory board, Kachi Partners (middle market buyouts); formerly Director, Touch America and Mortgage Analysis Computer Corp.

Ernest Calderón Phoenix, AZ (1957)	Trustee since 2009	Partner, Ridenour, Heinton & Lewis, a Phoenix law firm (effective November 1, 2012); Founder, Calderón Law Offices, 2004-2012; Equity Partner, Jennings, Strouss & Salmon, PLC, 1992-2004; member, regent emeritus and president emeritus Arizona Board of Regents; adjunct faculty, Northern Arizona University and Arizona State University; served six Arizona governors by appointment; Past President, Grand Canyon Council of Boy Scouts of America; Past President, State Bar of Arizona, 2003-2004; member, American Law Institute.	3	None

Thomas A. Christopher Danville, KY (1947)	Trustee since 2004	Senior partner of Robinson, Hughes & Christopher, C.P.A.s, P.S.C., since 1977; President, A Good Place for Fun, Inc., a sports facility, since 1987; Director, Sunrise Children’s Services Inc., since 2010; Director, Global Outreach International, since 2011; currently or formerly active with various professional and community organizations.	5	None

37 | Tax-Free Fund of Colorado

			Number of
	Positions		Portfolios
	Held with		in Fund
Name,	Fund and	Principal	Complex(4)	Other Directorships
Address(2)	Length of	Occupation(s)	Overseen	Held by Trustee
and Year of Birth	Service(3)	During Past 5 Years	by Trustee	During Past 5 Years

Gary C. Cornia Orem, UT (1948)	Trustee since 2000	Dean, Marriott School of Management, Brigham Young University, since 2008; Director, Romney Institute of Public Management, Marriott School of Management, 2004-2008; Professor, Marriott School of Management, 1980-present; Past President, National Tax Association; Fellow, Lincoln Institute of Land Policy, 2002-present; Associate Dean, Marriott School of Management, Brigham Young University, 1991-2000; member, Utah Governor’s Tax Review Committee, 1993-2009.	5	Utah Foundation, Salt Lake City, UT; formerly director, Lincoln Institute of Land Policy, Cambridge, MA`

Grady Gammage, Jr. Phoenix, AZ (1951)	Trustee since 2009	Founding partner, Gammage & Burnham, PLC, a law firm, Phoenix, Arizona, since 1983; director, Central Arizona Water Conservation District, 1992-2004; director, Arizona State University Foundation since 1998; Senior Fellow, Morrison Institute for Public Policy; active with Urban Land Institute.	4	None

Lyle W. Hillyard Logan, UT (1940)	Trustee since 2006	President of the law firm of Hillyard, Anderson & Olsen, Logan, Utah, since 1967; member of Utah Senate, 1985 to present, in the following positions: President, 2000, Senate Majority Leader, 1999-2000, Assistant Majority Whip, 1995-1998; served as Chairman of the following Utah Senate Committees: Tax and Revenue, Senate Judiciary Standing, Joint Executive Appropriations, and Senate Rules; currently serves as Co-Chair, Joint Executive Appropriations.	3	None

John C. Lucking Phoenix, AZ (1943)	Trustee since 2000	President, Econ-Linc, an economic consulting firm, since 1995; formerly Consulting Economist, Bank One Arizona and Chief Economist, Valley National Bank; member, Arizona’s Joint Legislative Budget Committee Economic Advisory Panel and the Western Blue Chip Economic Forecast Panel; Board member, Northern Arizona University Foundation since 1997; member, various historical, civic and economic associations.	3	John C. Lincoln Health Foundation

38 | Tax-Free Fund of Colorado

Positions
Held with
Name,	Fund and
Address(2)	Length of
and Year of Birth	Service(3)	Principal Occupation(s) During Past 5 Years

Charles E. Childs, III New York, NY (1957)	Executive Vice President since 2003 and Secretary since 2011
Executive Vice President of all funds in the Aquila Group of Funds and the Manager and the Manager’s parent since 2003; Chief Operating Officer of the Manager and the Manager’s parent since 2008; Secretary of all funds in the Aquila Group of Funds since 2011; formerly Senior Vice President, corporate development, Vice President, Assistant Vice President and Associate of the Manager’s parent since 1987; Executive Vice President, Senior Vice President, Vice President or Assistant Vice President of the Aquila money-market funds, 1988-2012; Director of the Distributor since 2012.

Marie E. Aro Denver, CO (1955)	Senior Vice President since 2010
Co-President of the Distributor since 2010, Vice President, 1993-1997; Senior Vice President, Aquila Three Peaks Opportunity Growth Fund since 2004; Senior Vice President, Tax-Free Trust of Arizona since 2010 and Vice President, 2004-2010; Senior Vice President, Aquila Three Peaks High Income Fund since 2006; Senior Vice President, Churchill Tax-Free Fund of Kentucky, Hawaiian Tax-Free Trust, Aquila Narragansett Tax-Free Income Fund, Tax-Free Fund For Utah, Tax-Free Fund of Colorado and Tax-Free Trust of Oregon since 2010; Vice President, INVESCO Funds Group, 1998-2003.

Paul G. O’Brien Charlotte, NC (1959)	Senior Vice President since 2010
Co-President, Aquila Distributors, Inc. since 2010, Managing Director, 2009-2010; Senior Vice President of Aquila Three Peaks High Income Fund, Aquila Three Peaks Opportunity Growth Fund, and each of the Aquila Municipal Bond Funds since 2010; held various positions to Senior Vice President and Chief Administrative Officer of Evergreen Investments Services, Inc., 1997-2008; Mergers and Acquisitions Coordinator for Wachovia Corporation, 1994-1997.

Alan R. Stockman Glendale, AZ (1954)	Senior Vice President since 2009
Senior Vice President, Tax-Free Fund of Colorado, since 2009; Senior Vice President, Tax-Free Trust of Arizona since 2001, Vice President, 1999-2001; Vice President, Aquila Three Peaks Opportunity Growth Fund since 1999; Bank One, Commercial Client Services representative, 1997-1999; Trader and Financial Consultant, National Bank of Arizona (Zions Investment Securities Inc.), Phoenix, Arizona 1996-1997.

Craig T. DiRuzzo Denver, CO (1976)	Vice President since 2013
Vice President, Tax-Free Fund of Colorado, and Regional Sales Manager of the Distributor, since 2013; Regional Vice President, B I C Group, LLC, Denver, CO, 2012; Vice President, Wellesley Investment Advisors, Denver, CO, 2011-2012; Mutual Funds Sales Director, UBS Global Asset Management, Denver, CO, 2004-2010, Internal Investment Consultant, 2002-2004.

39 | Tax-Free Fund of Colorado

Positions
Held with
Name,	Fund and
Address(2)	Length of
and Year of Birth	Service(3)	Principal Occupation(s) During Past 5 Years

Randall S. Fillmore New York, NY (1960)	Chief Compliance Officer since 2012
Chief Compliance Officer of each fund in the Aquila Group of Funds, the Manager and the Distributor since 2012; Managing Director, Fillmore & Associates, 2009-2012; Fund and Adviser Chief Compliance Officer (2002-2009), Senior Vice President - Broker Dealer Compliance (2004-2009), Schwab Funds Anti Money Laundering Officer and Identity Theft Prevention Officer (2004-2009), Vice President - Internal Audit (2000-2002), Charles Schwab Corporation; National Director, Information Systems Risk Management - Consulting Services (1999-2000), National Director, Investment Management Audit and Business Advisory Services (1992-1999), Senior Manager, Manager, Senior and Staff Roles (1983-1992), PricewaterhouseCoopers LLP.

Joseph P. DiMaggio New York, NY (1956)	Chief Financial Officer since 2003 and Treasurer since 2000	Chief Financial Officer of each fund in the Aquila Group of Funds since 2003 and Treasurer since 2000.

Yolonda S. Reynolds New York, NY (1960)	Assistant Treasurer since 2010
Assistant Treasurer of each fund in the Aquila Group of Funds since 2010; Director of Fund Accounting for the Aquila Group of Funds since 2007; Investment Accountant, TIAA-CREF, 2007; Senior Fund Accountant, JP Morgan Chase, 2003-2006.

Lori A. Vindigni New York, NY (1966)	Assistant Treasurer since 2000
Assistant Treasurer of each fund in the Aquila Group of Funds since 2000; Assistant Vice President of the Manager or its predecessor and current parent since 1998; Fund Accountant for the Aquila Group of Funds, 1995-1998.

___________________
(1) The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll-free) or by visiting www.aquilafunds.com or the EDGAR Database at the SEC’s internet site at www.sec.gov.

(2) The mailing address of each Trustee and officer is c/o Tax-Free Fund of Colorado, 380 Madison Avenue, Suite 2300, New York, NY 10017.

(3) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.

(4) Includes certain Aquila-sponsored funds that are dormant and have no public shareholders.

(5) Ms. Herrmann is an interested person of the Fund as an officer of the Fund, as a director, officer and shareholder of the Manager’s corporate parent, as an officer and Manager of the Manager, and as a shareholder and director of the Distributor. Ms. Herrmann is the daughter of Lacy B. Herrmann, the Founder and former Trustee, Chairman and Chairman Emeritus of the Fund.

(6) The “Aquila Group of Funds” includes: Tax-Free Trust of Arizona, Tax-Free Fund of Colorado, Hawaiian Tax-Free Trust, Churchill Tax-Free Fund of Kentucky, Tax-Free Trust of Oregon, Aquila Narragansett Tax-Free Income Fund (Rhode Island) and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund and are called the “Aquila Municipal Bond Funds”; Aquila Three Peaks Opportunity Growth Fund, which is an equity fund; and Aquila Three Peaks High Income Fund, which is a high-income corporate bond fund.

40 | Tax-Free Fund of Colorado

Analysis of Expenses (unaudited)

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below is based on an investment of $1,000 invested on July 1, 2012 and held for the six months ended December 31, 2012.

Actual Expenses

This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Six months ended December 31, 2012

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	2.63%	$1,000.00	$1,026.30	$3.62
Class C	2.14%	$1,000.00	$1,021.40	$8.43
Class Y	2.65%	$1,000.00	$1,026.50	$3.36

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable CDSC with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.71%, 1.66% and 0.66% for the Fund’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

41 | Tax-Free Fund of Colorado

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of CDSC with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended December 31, 2012

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,021.57	$3.61
Class C	5.00%	$1,000.00	$1,016.79	$8.42
Class Y	5.00%	$1,000.00	$1,021.82	$3.35

(1)
Expenses are equal to the annualized expense ratio of 0.71%, 1.66% and 0.66% for the Fund’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

42 | Tax-Free Fund of Colorado

Information Available (unaudited)

Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of the Fund’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Fund’s portfolio holdings schedule for the most recently completed period by visiting the Fund’s website at www.aquilafunds.com. The Fund may also disclose other portfolio holdings as of a specified date (currently the Fund discloses its five largest holdings and/or sector holdings by value as of the close of the last business day of each calendar month in a posting to its website on approximately the 5th business day following the month end). This information remains on the website until the next such posting. Whenever you wish to see a listing of your Fund’s portfolio other than in your shareholder reports, please check our website at www. aquilafunds.com or call us at 1-800-437-1020.

The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2012 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at wwwsec.gov.

Federal Tax Status of Distributions (unaudited)

This information is presented in order to comply with a requirement of the Internal Revenue Code. No action on the part of shareholders is required.

For the calendar year ended December 31, 2012, $9,687,040 of dividends paid by Tax-Free Fund of Colorado, constituting 99.99% of total dividends paid during calendar year 2012 were exempt-interest dividends; and the balance was ordinary income.

Prior to February 15, 2013, shareholders will be mailed the approriate tax form(s) which will contain information on the status of distributions paid for the 2012 calendar year.

43 | Tax-Free Fund of Colorado

PRIVACY NOTICE (unaudited)

Tax-Free Fund of Colorado

Our Privacy Policy. In providing services to you as an individual who owns or is considering investing in shares of the Fund, we collect certain non-public personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about the Fund.

Information We Collect. ”Non-public personal information” is personally identifiable financial information about you as an individual or your family. The kinds of non-public personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

Information We Disclose. We disclose non-public personal information about you to companies that provide necessary services to us, such as the Fund’s transfer agent, distributor, investment adviser or sub-adviser, if any, as permitted or required by law, or as authorized by you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

Non-California Residents: We also may disclose some of this information to another fund in the Aquila Group of Funds (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds or new services we are offering that may be of interest to you.

California Residents Only: In addition, unless you “opt-out” of the following disclosures using the form that was mailed to you under separate cover, we may disclose some of this information to another fund in the Aquila Group of Funds (or its sevice providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds or new services we are offering that may be of interest to you.

How We Safeguard Your Information. We restrict access to non-public personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all non-public personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

Aquila Distributors, Inc.
Aquila Investment Management LLC

This Privacy Policy also has been adopted by Aquila Distributors, Inc. and Aquila Investment Management LLC and applies to all non-public information about you that each of these companies may obtain in connection with services provided to the Fund or to you as a shareholder of the Fund.

44 | Tax-Free Fund of Colorado

Founders
Lacy B. Herrmann (1929-2012)
Aquila Management Corporation, Sponsor

Manager
AQUILA INVESTMENT MANAGEMENT LLC
380 Madison Avenue, Suite 2300
New York, New York 10017

Investment Sub-Adviser
KIRKPATRICK PETTIS CAPITAL MANAGEMENT
1600 Broadway, Suite 1100
Denver, Colorado 80202

Board of Trustees
Anne J. Mills, Chair
Tucker Hart Adams
Ernest Calderón
Thomas A. Christopher
Gary C. Cornia
Grady Gammage, Jr.
Diana P. Herrmann
Lyle W. Hillyard
John C. Lucking

Officers
Diana P. Herrmann, President
Charles E. Childs, III, Executive Vice President and Secretary
Marie E. Aro, Senior Vice President
Paul G. O’Brien, Senior Vice President
Craig T. DiRuzzo, Vice President
Randall S. Fillmore, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer and Treasurer

Distributor
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

Transfer and Shareholder Servicing Agent
BNY MELLON
4400 Computer Drive
Westborough, Massachusetts 01581

Custodian
JPMORGAN CHASE BANK, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Further information is contained in the Prospectus,
which must precede or accompany this report.

ITEM 2.	CODE OF ETHICS.

(a) As of December 31, 2012 (the end of the reporting period) the Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Registrant's Code of Ethics that applies to the Registrant's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2)  The text of the Registrant's Code of Ethics that applies to the Registrant's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Registrant's Internet address at www.aquilafunds.com.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(i) The Registrant's board of trustees has determined that Ms. Anne J. Mills, a member of its audit committee, is an audit committee financial expert.  Ms. Mills is 'independent' as such term is defined in Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees - The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements were $18,500 in 2011 and $19,300 in 2012.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c)  Tax Fees - The Registrant was billed by the principal accountant $3,400 and $3,400 in 2011 and 2012, respectively, for return preparation and tax compliance.

d)  All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1)  Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2)  None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years

h)  Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENTCOMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled.  The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.  A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)  Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b)  There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.	EXHIBITS.

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002, as amended.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of
1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE FUND OF COLORADO

By:	/s/ Diana P. Herrmann
President and Trustee March 5, 2013

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer March 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann President and Trustee March 5, 2013

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio Chief Financial Officer and Treasurer March 5, 2013

TAX-FREE FUND OF COLORADO

EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002, as amended.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.